SUTHERLAND ASBILL & BRENNAN LLP
1275 Pennsylvania Ave., NW
Washington, DC 20004-2415
202.383.0100 Fax 202.637.3593
www.sutherland.com

CYNTHIA M. KRUS

DIRECT LINE: 202.383.0218

E-mail: Cynthia.krus@sutherland.com

April 15, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Hercules Technology Growth Capital, Inc. – Preliminary Proxy Statement on Schedule 14A

Dear Sir or Madam:

On behalf of Hercules Technology Growth Capital, Inc., we are filing a Preliminary Proxy Statement on Schedule 14A pursuant to the rules and regulations of the Securities Exchange Act of 1934.

Please call me at the above number if you have any questions or comments regarding the foregoing.

Sincerely,

/s/ Cynthia M. Krus

cc:    H. Scott Harvey

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